Discontinued operations - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognized on the remeasurement to fair value less costs to sell	€ 0	€ (514)	€ 0
Cash consideration received	40	98
Gain on sale before tax	€ 22	29	€ 0
Submarine Networks
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale after tax		29
Gain on sale before tax		€ 29
Proportion of ownership interest in associate (as percent)	20.00%